5. Other Expenses	12 Months Ended
Dec. 31, 2018
Other Expenses
Other Expenses

Note 5 — Other Expenses

Details of other expenses is shown in the table below:

	2018	2017	2016*
Rental costs	$25,418	$24,012	$–
Staff costs	217,884	249,624	252,850
Sundry operating expenses	202,188	623,165	202,932
Taxation on buildings	171,907	175,699	172,120
Administrative and other expenses	105,933	157,315	153,930
Maintenance expenses	243,223	260,287	260,156
Insurance costs	23,330	24,838	120,949
Legal expenses	89,780	84,886	128,166
Professional fees	254,664	329,952	488,327
Bank fees	12,122	15,919	26,407
Licenses, registration & fees	7,483	6,346	7,411
Non-employee stock based compensation	20,210	95,419	370,040
Travel expense	32,912	28,534	62,317
Total other expenses	$1,407,054	$2,075,996	$2,245,605

*	Restated for discontinued operations (see note 9 — Discontinued Operations)